Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Provision for vacation pay	$ 42,073	$ 42,188
Contingent purchase obligation	37,421	49,282
Accrued expenses on evacuation	0	20,482
Provision for losses on long-term contracts	11,028	3,090
Derivative financial instruments	47,376	54,480
Accounts payables	123,787	41,272
Compensated absences	11,341	13,056
Other	25,270	24,046
Other long-term liabilities	$ 298,296	$ 247,896